Employee benefits - Net periodic benefit costs and assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
One-percentage-point change in assumed health care cost trend rates
1-percentage-point increase in effect on postretirement benefit obligation	$ 7
1-percentage-point decrease in effect on postretirement benefit obligation	(6)
Defined pension benefits
Net periodic benefit cost:
Service cost	228	$ 249	$ 267
Interest cost	249	280	305
Expected return on plan assets	(407)	(402)	(456)
Amortization of prior service cost (credit)	11	40	38
Amortization of net actuarial loss	91	85	112
Curtailments, settlements and special termination benefits	16	41	20
Net periodic benefit cost	188	$ 293	$ 286
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	95
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ (13)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.00%	2.30%
Rate of compensation increase (as a percent)	1.60%	1.70%
Rate of pension increase (as a percent)	1.00%	1.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.30%	2.60%	2.60%
Expected long-term rate of return on plan assets (as a percent)	4.20%	4.30%	4.60%
Rate of compensation increase (as a percent)	1.70%	1.50%	1.70%
Other postretirement benefits
Net periodic benefit cost:
Service cost	$ 1	$ 1	$ 1
Interest cost	5	6	8
Amortization of prior service cost (credit)	(5)	(12)	(9)
Amortization of net actuarial loss	(1)		1
Curtailments, settlements and special termination benefits	(1)
Net periodic benefit cost	(1)	$ (5)	$ 1
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	(1)
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ (5)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.20%	3.30%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.30%	3.60%	3.50%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	7.10%	7.30%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028